Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 2,581	$ 2,883
Marketable securities - current	756	1,648
Accounts receivable - net of allowances of $104 and $105	4,253	4,061
Inventories
Finished goods	1,790	1,754
Work in process	1,139	1,186
Raw materials and supplies	935	897
Total inventories	3,864	3,837
Other current assets	1,279	1,201
Total current assets	12,733	13,630
Marketable securities - non-current	1,453	1,162
Investments	122	163
Property, plant and equipment	23,068	22,525
Less: Accumulated depreciation	(14,416)	(14,147)
Property, plant and equipment - net	8,652	8,378
Goodwill	7,345	7,385
Intangible assets - net	1,688	1,925
Prepaid pension benefits	577	16
Other assets	980	1,217
Total assets	33,550	33,876
Current liabilities
Short-term borrowings and current portion of long-term debt	1,683	1,085
Accounts payable	1,799	1,762
Accrued payroll	708	701
Accrued income taxes	417	371
Other current liabilities	2,891	2,281
Total current liabilities	7,498	6,200
Long-term debt	4,326	4,916
Pension and postretirement benefits	1,794	3,086
Other liabilities	1,984	1,634
Total liabilities	15,602	15,836
Commitments and contingencies (Note 13)
3M Company shareholders' equity:
Common stock par value, $.01 par value, Shares outstanding - 2013: 663,296,239; Shares outstanding - 2012: 687,091,650	9	9
Additional paid-in capital	4,375	4,044
Retained earnings	32,416	30,679
Treasury stock	(15,385)	(12,407)
Accumulated other comprehensive income (loss)	(3,913)	(4,750)
Total 3M Company shareholders' equity	17,502	17,575
Noncontrolling interest	446	465
Total equity	17,948	18,040
Total liabilities and equity	$ 33,550	$ 33,876